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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-08216

                 PIMCO STRATEGIC GLOBAL GOVERNMENT FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: January 31

         Date of reporting period: July 1, 2011 through June 30, 2012

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ITEM 1. PROXY VOTING RECORD

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PIMCO Strategic Global Government Fund, Inc. - ICA# - 811-08216

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Registrant : PIMCO Strategic Global Government Fund, Inc.
Fund Name : PIMCO Strategic Global Government Fund, Inc.

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SemGroup Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
SEMG       CUSIP 81663A105          05/23/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Director Ronald    Mgmt         For        For        For
            A.
            Ballschmiede

1.2        Elect Director Sarah M.  Mgmt         For        For        For
            Barpoulis

1.3        Elect Director John F.   Mgmt         For        For        For
            Chlebowski

1.4        Elect Director Karl F.   Mgmt         For        For        For
            Kurz

1.5        Elect Director James H.  Mgmt         For        For        For
            Lytal

1.6        Elect Director Thomas    Mgmt         For        For        For
            R.
            McDaniel

1.7        Elect Director Norman    Mgmt         For        For        For
            J.
            Szydlowski

2          Advisory Vote to Ratify  Mgmt         For        For        For
            Named Executive
            Officers'
            Compensation

3          Ratify Auditors          Mgmt         For        For        For

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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Strategic Global Government Fund, Inc.

By (Signature and Title)*:  /s/ Brian Shlissel
                            ----------------------------------
                            Name: Brian Shlissel
                            Title: President and
                            Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.